UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400
         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     August 12, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $197,892 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101      130    45750 SH       Sole                        0        0    45750
AMERICAN INTL GROUP INC        COM              026874107      255     3582 SH       Sole                        0        0     3582
AUTOMATIC DATA PROCESSING IN   COM              053015103     6137   146545 SH       Sole                        0        0   146545
BEMIS INC                      COM              081437105     6760   239300 SH       Sole                        0        0   239300
BIOMET INC                     COM              090613100     7720   173722 SH       Sole                        0        0   173722
BP PLC                         SPONSORED ADR    055622104      349     6520 SH       Sole                        0        0     6520
CARDINAL HEALTH INC            COM              14149Y108     6836    97589 SH       Sole                        0        0    97589
CHEVRONTEXACO CORP             COM              166764100      347     3683 SH       Sole                        0        0     3683
CISCO SYS INC                  COM              17275R102     6595   278260 SH       Sole                        0        0   278260
COMPUTER SCIENCES CORP         COM              205363104     6349   136735 SH       Sole                        0        0   136735
CONAGRA FOODS INC              COM              205887102     6701   247445 SH       Sole                        0        0   247445
CVS CORP                       COM              126650100     7100   168961 SH       Sole                        0        0   168961
Dodge & Cox Stock Fund         EQ MF            256219106     3158    26401 SH       Sole                        0        0    26401
Dreyfus Appreciation           EQ MF            261970107     3188    84087 SH       Sole                        0        0    84087
EXXON MOBIL CORP               COM              30231g102     1062    23903 SH       Sole                        0        0    23903
FIRST DATA CORP                COM              319963104     6404   143835 SH       Sole                        0        0   143835
FRANKLIN RES INC               COM              354613101     5359   107004 SH       Sole                        0        0   107004
GENERAL ELEC CO                COM              369604103      251     7745 SH       Sole                        0        0     7745
Harbor Capital Appreciation    EQ MF            411511504     3252   119853 SH       Sole                        0        0   119853
Harbor International Fund      EQ MF            411511306      554    14543 SH       Sole                        0        0    14543
HEWLETT PACKARD CO             COM              428236103     5810   275365 SH       Sole                        0        0   275365
HOME DEPOT INC                 COM              437076102     6347   180318 SH       Sole                        0        0   180318
ILLINOIS TOOL WKS INC          COM              452308109     7060    73628 SH       Sole                        0        0    73628
INTEL CORP                     COM              458140100      295    10700 SH       Sole                        0        0    10700
INTERNATIONAL BUSINESS MACHS   COM              459200101      438     4968 SH       Sole                        0        0     4968
JOHNSON & JOHNSON              COM              478160104     6111   109720 SH       Sole                        0        0   109720
KOHLS CORP                     COM              500255104     5039   119175 SH       Sole                        0        0   119175
MCDONALDS CORP                 COM              580135101     5877   226051 SH       Sole                        0        0   226051
MEDTRONIC INC                  COM              585055106     6974   143142 SH       Sole                        0        0   143142
MERCK & CO INC                 COM              589331107     6384   134400 SH       Sole                        0        0   134400
Meridian Small Cap Growth Fund EQ MF                           722    20416 SH       Sole                        0        0    20416
MICROSOFT CORP                 COM              594918104     6635   232334 SH       Sole                        0        0   232334
Mutual Beacon                  EQ MF            628380305     3105   210497 SH       Sole                        0        0   210497
PFIZER INC                     COM              717081103     6376   185985 SH       Sole                        0        0   185985
Royce Premier                  EQ MF            780905600     4502   309023 SH       Sole                        0        0   309023
SHERWIN WILLIAMS CO            COM              824348106     6975   167877 SH       Sole                        0        0   167877
SIGMA ALDRICH CORP             COM              826552101     6241   104705 SH       Sole                        0        0   104705
STATE STR CORP                 COM              857477103     5758   117416 SH       Sole                        0        0   117416
SUNGARD DATA SYS INC           COM              867363103     5412   208160 SH       Sole                        0        0   208160
SYSCO CORP                     COM              871829107     5819   162223 SH       Sole                        0        0   162223
TARGET CORP                    COM              87612E106      705    16600 SH       Sole                        0        0    16600
VALSPAR CORP                   COM              920355104      865    17170 SH       Sole                        0        0    17170
Vanguard Index 500             EQ MF            922908108     5855    55548 SH       Sole                        0        0    55548
Vanguard International Growth  EQ MF            921910204      554    33053 SH       Sole                        0        0    33053
WAL MART STORES INC            COM              931142103     5639   106882 SH       Sole                        0        0   106882
Wasatch Small Cap Growth Fund  EQ MF            936772102     3887   105242 SH       Sole                        0        0   105242